17 COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Rent expense	$ 220,280	$ 47,475